Related Party Transactions (Details) ¥ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 22, 2024	Dec. 31, 2023 USD ($)	Apr. 17, 2020 USD ($)	Sep. 01, 2018 USD ($)	Sep. 01, 2018 CNY (¥)
Disclosure of transactions between related parties [line items]
Borrowed amount	$ 187,288			$ 381,651
Loan interest rate	2.00%
Purchase of asset	$ 138,520	$ 229,162
Standard purchase orders		50,927
Tu Jingyi [Member]
Disclosure of transactions between related parties [line items]
Loan						$ 1,437,303	¥ 10
Guardforce Holdings HK Limited Member
Disclosure of transactions between related parties [line items]
Borrowed amount					$ 2,735,000
Outstanding loan	1,666,846
Tu Jingyi [Member]
Disclosure of transactions between related parties [line items]
Loan interest rate			1.50%
Interest expense	$ 4,575	$ 39,949